Fair Value of Financial Instruments - Measured on Nonrecurring Basis (Tables) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements
Cash and cash equivalents		$ 81,507	$ 71,931
Senior Notes		(247,969)	(378,049)
Capital lease obligations		(20,649)	(22,360)
Long-term debt		(390)	(459)
Level I | Fair Value Measurements Non Recurring
Fair Value Measurements
Cash and cash equivalents		81,507	71,931
Senior Notes		(247,969)	(378,049)
Level II | Fair Value Measurements Non Recurring
Fair Value Measurements
Capital lease obligations	[1]	(20,649)	(22,360)
Long-term debt	[1]	$ (390)	$ (459)

[1]	The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.